INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Current income tax provision:
Federal	$5,215	$2,865	$800
State	153	5	5
Total current income tax provision	5,368	2,870	805

Deferred income tax provision (benefit):
Federal	(444)	(766)	1,183
Total deferred income tax provision (benefit)	(444)	(766)	1,183
Total income tax provision	$4,924	$2,104	$1,988

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the anticipated income tax provision, based on the statutory tax rate of 34.0%, to the income tax provision as reported in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2016	2015	2014
	(Dollars in Thousands)
Income tax provision at statutory tax rate	$5,519	$2,194	$2,176
Increase (decrease) resulting from:
Bank-owned life insurance	(194)	(210)	(197)
Tax-exempt income	(195)	(52)	(84)
Compensation and employee benefit plans	164	183	134
Nondeductible expenses	9	9	7
Expired capital loss carryforward	—	278	—
Tax credit	(56)	(56)	(56)
Change in valuation allowance	—	(300)	(49)
State taxes, net of federal tax benefit	101	3	3
Other	(424)	55	54
Total income tax provision	$4,924	$2,104	$1,988

Effective tax rate	30.3%	32.6%	31.1%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2016	2015
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$4,213	$3,571
Unrealized losses on available for sale securities	598	466
Depreciation of premises and equipment	2,850	2,795
Impairment - long lived asset	—	3
Deferred compensation	5,156	5,423
Employee benefit plans	466	414
Capital loss carry-forward	8	8
Interest receivable on nonaccrual loans	89	93
Deferred other real estate owned write-downs	32	15
Net unrealized loss on derivative instruments	—	17
Acquisition fair value adjustments	484	515
Other	306	136
Total deferred tax assets	14,202	13,456

Deferred tax liabilities:
Unrealized gains on available for sale securities	247	368
Goodwill and other intangibles	2,632	2,753
Deferred loan costs	1,350	1,050
Mortgage servicing asset	309	324
Merger expenses and purchase adjustments	6	—
Total deferred tax liabilities	4,544	4,495
Deferred tax asset, net	$9,658	$8,961